Share-based compensation - Compensation cost (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Share-based compensation expense
Share-based compensation expense	¥ 0		¥ 414,747	¥ 10,740,648
Total unrecognized compensation expense				619,557
Deferred tax benefit recognized	0		0	0
Employee Stock Option [Member] | Cost of Sales [Member]
Share-based compensation expense
Share-based compensation expense			70,740	905,756
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based compensation expense
Share-based compensation expense			344,007	9,340,416
Employee Stock Option [Member] | Borrower Acquisitions And Marketing
Share-based compensation expense
Share-based compensation expense				494,476
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense
Share-based compensation expense	40,177,807	$ 5,504,337	42,183,463	42,797,167
Total unrecognized compensation expense	¥ 8,277,516		61,832,598	102,650,058	$ 1,134,015
weighted-average period (in years)	10 months 9 days	10 months 9 days
Deferred tax benefit recognized	¥ 0		0	0
Restricted Stock Units (RSUs) [Member] | Cost of Sales [Member]
Share-based compensation expense
Share-based compensation expense	14,643,365	$ 2,006,133	25,396,830	26,040,888
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-based compensation expense
Share-based compensation expense	22,078,845	3,024,789	16,617,520	16,743,484
Restricted Stock Units (RSUs) [Member] | Borrower Acquisitions And Marketing
Share-based compensation expense
Share-based compensation expense	¥ 3,455,597	$ 473,415	¥ 169,113	¥ 12,795